PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 107,363	$ 100,876
Accumulated depreciation	83,686	77,234
Property and equipment, net	23,677	23,642
Depreciation expenses	8,834	10,001	$ 9,253
Capitalized computer software costs	1,275	1,526
Computer, peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	90,054	84,670
Accumulated depreciation	72,236	67,275
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,121	10,416
Accumulated depreciation	7,710	6,684
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,188	5,790
Accumulated depreciation	$ 3,740	$ 3,275